Non-current assets - right-of-use assets	6 Months Ended
Dec. 31, 2025
Non-current assets - right-of-use assets [Abstract]
Non-current assets - right-of-use assets

Note 11. Non-current assets - right-of-use assets

	31-Dec-25	30-Jun-25
	$'000	$'000

Plant and equipment - right-of-use	755	755
Less: Accumulated depreciation	(489)	(421)

	266	334

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period-end and previous financial year are set out below:

Plant and equipment - right-of-use
$'000

Balance at 1 July 2024	71
Additions	423
Depreciation expense	(160)

Balance at 30 June 2025	334
Depreciation expense	(68)

Balance at 31 December 2025	266

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before commencement date less any less incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognised right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful life and the lease term. Right-of-use assets are subject to impairment. The current lease terms range between 1-4 years (30 June 2025: 1-4 years).